Loans and Borrowings - Narrative (Details) $ / shares in Units, $ in Thousands												1 Months Ended	3 Months Ended	12 Months Ended				24 Months Ended		26 Months Ended	36 Months Ended
	Nov. 04, 2026	Jan. 01, 2024 item	Nov. 04, 2022	Dec. 23, 2021 USD ($) $ / shares shares	Nov. 04, 2021 USD ($)	Oct. 08, 2021 USD ($) shares	Aug. 18, 2021 USD ($)	Aug. 10, 2021	Jul. 15, 2021 USD ($)	Apr. 11, 2021	Nov. 12, 2020 USD ($)	Jun. 30, 2021 USD ($) shares	Mar. 31, 2022 USD ($) shares	Nov. 04, 2024	Nov. 04, 2022	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Nov. 05, 2026	Nov. 04, 2023	Jan. 01, 2024	Nov. 04, 2026
Disclosure of defined benefit plans [line items]
Debt instruments issued				$ 100,000
Debt instrument interest rate				50.00%		50.00%		50.00%
Debt instrument, interest rate stated percentage						104.00%
Proceeds from issuance of notes and warrants													$ 100,000			$ 270,563
Repayments of borrowings, and transaction expenses							$ 32,100
Share capital													16			16
Debt instrument, payment frequency, term					6 months					6 months
Interest expense on borrowings																1,400	$ 200
Interest payable																2,500	$ 0
Forecast
Disclosure of defined benefit plans [line items]
Debt instrument, interest rate stated percentage								104.00%
Unsecured Notes due 2026
Disclosure of defined benefit plans [line items]
Debt instruments issued						$ 200,000
Unsecured Notes
Disclosure of defined benefit plans [line items]
Debt instruments issued				$ 100,000	$ 200,000		$ 50,000						$ 4,000			$ 3,400
Debt discount percentage					95.50%		4.00%
Debt instrument, basis rate						6.50%										6.50%
Debt instrument, term						5 years	1 year
Debt instrument, redemption price, percentage						100.00%
Proceeds from issuance of notes and warrants							$ 7,200
Debt instrument, step-up margin, target number of Medicaid Lives to value-based care contracts		100,000																		100,000
Unsecured Notes | Forecast
Disclosure of defined benefit plans [line items]
Debt instrument, interest rate stated percentage	107.00%																				107.00%
Second Note Subscription Agreement
Disclosure of defined benefit plans [line items]
Debt instrument, interest rate stated percentage				100.00%
Debt instrument principal amount				$ 100,000
VNV Loan
Disclosure of defined benefit plans [line items]
Debt instruments issued									$ 15,000
Debt discount percentage							10.00%
Debt instrument interest rate									14.00%
Debt instruments non-cash conversion							$ 8,000
Convertible Loan Note Agreement
Disclosure of defined benefit plans [line items]
Borrowing capacity											$ 200,000
Share capital											1
Convertible Loan Note Agreement | Tranche 1 Notes
Disclosure of defined benefit plans [line items]
Borrowing capacity											30,000
Convertible Loan Note Agreement | Tranche 2 Notes
Disclosure of defined benefit plans [line items]
Borrowing capacity											70,000
GHE | Tranche 1 Notes
Disclosure of defined benefit plans [line items]
Issue of convertible instruments											$ 30,000
Debt of issuance to redemption or conversion percentage											11.00%
Class A ordinary shares
Disclosure of defined benefit plans [line items]
Number of shares issued (in shares) | shares						1,757,499							334,848			333,925	0
Warrant exercised shares (in shares) | shares						1,757,499
Warrant exercise price per share (in usd per share) | $ / shares				$ 15.00												$ 15.00
Redemption price per share (in usd per share) | $ / shares				$ 15.00
Class A ordinary shares | Second Note Subscription Agreement
Disclosure of defined benefit plans [line items]
Number of shares issued (in shares) | shares				878,750												878,750
C Preference Shares
Disclosure of defined benefit plans [line items]
Debt converted in preference shares (in shares) | shares												41,012,358
C Preference Shares | Tranche 2 Notes
Disclosure of defined benefit plans [line items]
Issue of convertible instruments												$ 70,000
Bottom of range | Forecast
Disclosure of defined benefit plans [line items]
Debt instrument, interest rate stated percentage			104.00%												104.00%
Bottom of range | Unsecured Notes
Disclosure of defined benefit plans [line items]
Capitalized interest rate, percentage																8.00%
Bottom of range | Unsecured Notes | Forecast
Disclosure of defined benefit plans [line items]
Capitalized interest rate, percentage																			8.00%
Bottom of range | Second Note Subscription Agreement
Disclosure of defined benefit plans [line items]
Debt instrument principal amount				$ 75,000
Weighted average. | Unsecured Notes
Disclosure of defined benefit plans [line items]
Capitalized interest rate, percentage																10.00%
Weighted average. | Unsecured Notes | Forecast
Disclosure of defined benefit plans [line items]
Capitalized interest rate, percentage														10.00%
Weighted average. | Second Note Subscription Agreement
Disclosure of defined benefit plans [line items]
Debt instruments issued				75,000
Top of range | Unsecured Notes
Disclosure of defined benefit plans [line items]
Capitalized interest rate, percentage																12.00%
Top of range | Unsecured Notes | Forecast
Disclosure of defined benefit plans [line items]
Capitalized interest rate, percentage																		12.00%
Top of range | Second Note Subscription Agreement
Disclosure of defined benefit plans [line items]
Debt instrument principal amount				$ 100,000